Stock-Based Compensation (Schedule Of Changes In Incentive Awards Outstanding) (Details) (Incentive Shares Member, USD $)	12 Months Ended
Sep. 30, 2014
Incentive Shares Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning of year	11,231,000
Shares, Granted	246,000
Shares, Earned/vested	(4,833,000)
Shares, Canceled	(240,000)
Shares, End of year	6,404,000
Average Grant Date Fair Value Per Share, Beginning of year	$ 43.86
Average Grant Date Fair Value Per Share, Granted	$ 65.15
Average Grant Date Fair Value Per Share, Earned/vested	$ 39.52
Average exercise price per share, Options canceled	$ 47.48
Average Grant Date Fair Value Per Share, End of year	$ 47.81